RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Participant Loans - Schedule H, Part I, Line 1c(8)
Balance per Financial Statements	$ 69,932,112	$ 67,017,058	$ 62,856,728
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,919,406)	(6,643,113)	(5,988,759)
Balance Reported on Form 5500	63,012,706	60,373,945	56,867,969
Net Assets - Schedule H, Part I, Line 1l
Balance per Financial Statements	5,709,730,610	5,225,711,126	5,198,721,680
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,919,406)	(6,643,113)	(5,988,759)
Balance Reported on Form 5500	5,702,811,204	5,219,068,013	$ 5,192,732,921
Increase (Decrease) in Net Assets - Schedule H, Part II, Line 2k
Per Financial Statements	484,019,484	26,989,446
Less: Loans Deemed Distributed	(276,293)	(654,354)
Reported on Form 5500	$ 483,743,191	$ 26,335,092